Financial instruments - Additional Information (Details) £ in Thousands			12 Months Ended
	Dec. 16, 2021	Dec. 15, 2021 USD ($)	Dec. 31, 2023 GBP (£) shares	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2023 USD ($) shares
Disclosure of financial liabilities [line items]
Total interest expense for financial liabilities not held at fair value through profit or loss			£ 199	£ 143
Aggregate purchase price					£ 166,981
Convertible senior secured notes
Disclosure of financial liabilities [line items]
Aggregate purchase price | $		$ 192,000,000.0
Percentage of reduction in credit spread			5.00%			5.00%
Percentage of reasonably possible decrease in unobservable input, percental decrease on actual value			20.00%			20.00%
Increase in the fair value of the instrument			£ 15,000
Convertible senior secured notes | Minimum
Disclosure of financial liabilities [line items]
Term of US Government debt to calculate interest rate, fair value measurement input			3 years
Historical share price volatility period of comparable companies, fair value measurement input			3 months
Convertible senior secured notes | Maximum
Disclosure of financial liabilities [line items]
Term of US Government debt to calculate interest rate, fair value measurement input			5 years
Historical share price volatility period of comparable companies, fair value measurement input			4 years
Financial liabilities at fair value through profit and loss category
Disclosure of financial liabilities [line items]
Financial liabilities			£ 110,198	120,208
Financial liabilities at fair value through profit and loss category | Convertible senior secured notes
Disclosure of financial liabilities [line items]
Financial liabilities			£ 109,291	115,247
Convertible note
Disclosure of financial liabilities [line items]
Maturity term	P5Y		P5Y
Conversion rate | shares			90.9091			90.9091
Convertible Senior Secured Notes Principal Amount | $						$ 1,000
Convertible note | Interest paid in-kind and semi-annually in arrears
Disclosure of financial liabilities [line items]
Interest rate			9.00%			9.00%
Convertible note | Interest paid in cash
Disclosure of financial liabilities [line items]
Interest rate			7.00%			7.00%
Convertible senior secured notes | Level 3
Disclosure of financial liabilities [line items]
Financial liabilities			£ 109,291	£ 115,247